Income from operations - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Line Items]
Income from subleasing right-of-use assets	€ 222	€ 234	€ 258
Transaction price allocated to remaining performance obligations	€ 15,632	15,571
Percentage of remaining performance obligations within 1 year	56.00%
Royalties	€ 466	434	419
Impairment of goodwill	0	8	1,357
Income from government grants	91	95	103
Other items:	830	1,358	925
Respironics litigation provision
Income from operations [Line Items]
Other items:	984	575
Income from reimbursements under insurance policies	538
Investment re-measurement loss
Income from operations [Line Items]
Other items:		23
Sales over time
Income from operations [Line Items]
Royalties	€ 277	€ 283	€ 292